Leases - Additional Information (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) Lease	Dec. 31, 2018 CNY (¥)
Lessee Lease Description [Line Items]
Number of operating leases | Lease		61
Weighted average remaining lease term		1 year 8 months 1 day
Weighted average discount rate		5.88%
Operating lease, rental expense		¥ 13,903,991
Variable cost		0
Sublease income		0
Short term lease expense		¥ 2,125,616
Rental expense for operating leases	¥ 4,772,679		¥ 2,717,234
Minimum
Lessee Lease Description [Line Items]
Operating lease remaining term of contract		2 months
Maximum
Lessee Lease Description [Line Items]
Operating lease remaining term of contract		39 months